INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about tax expense [Table Text Block]
For the year ended December 31	2021	2020
Current tax expense (recovery)
Current year	$769	$(1,376)
Prior years	284	46
Total current tax expense (recovery)	$1,053	$(1,330)

Deferred tax recovery
Current year movement in recognized temporary differences and losses	(801)	(97)
Prior years	(268)	(33)
Total deferred tax recovery	$(1,069)	$(130)

Total income tax recovery	$(16)	$(1,460)

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
For the year ended December 31	2021	2020
Income tax recovery at statutory rate of 26.5% (2020 - 26.5%)	$(95)	$(1,806)
Increase in taxes resulting from:
Non-deductible items	166	196
Other differences	(87)	150
Income tax recovery	$(16)	$(1,460)

Disclosure of deferred taxes [Table Text Block]
2021	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$43	$-
Property and equipment and Intangible assets	2,623	(1,313)
Share issuance costs and other reserves	471	-
Leases	55	-
Restricted Share Units	822	-
Tax losses	478	-
	4,492	(1,313)
Reclassification	(328)	328
	$4,164	$(985)

2020	Deferred Tax Assets	Deferred Tax Liabilities

Forward exchange contracts	$-	$(219)
Property and equipment and Intangible assets	2,398	(1,564)
Accrued liabilities	94	-
Leases	120	-
Restricted Share Units	322	-
Tax losses	205	-
	3,139	(1,783)
Reclassification	(52)	52
	$3,087	$(1,731)

Disclosure of detailed information about unrecognized deferred tax assets [Table Text Block]
	2021	2020
Capital losses	$1,385	$1,385